SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) segment	Dec. 31, 2017 CAD ($) segment	Dec. 31, 2016 CAD ($) segment
Goodwill
Number of reporting units | segment	2	2	2
Goodwill impairment | $	$ 0	$ 0	$ 0